Note 29 - Capital Base and Capital Management (Table)	6 Months Ended
Jun. 30, 2018
Capital Base And Capital Management
Eligible Capital Resources
Capital ratios
	June 2018	December 2017
Eligible Common Equity Tier 1 capital (million euros) (a)	39,550	42,341
Eligible Additional Tier 1 capital (million euros) (b)	6,167	4,639
Eligible Tier 2 capital (million euros) (c)	9,499	9,137
Risk Weighted Assets (million euros) (d)	356,887	362,875
Common Equity Tier 1 capital ratio (CET 1) (A)=(a)/(d)	11.08%	11.67%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.73%	1.28%
Tier 1 capital ratio (Tier 1) (A)+(B)	12.81%	12.95%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.66%	2.42%
Total capital ratio (A)+(B)+(C)	15.47%	15.37%

Table of Leverage Ratio
Capital Base
	June 2018 (*)	December 2017
Tier 1 (million of euros) (a)	45,717	50,083
Exposure (million of euros) (b)	703,657	747,217
Leverage ratio (a)/(b) (percentage)	6.50%	6.70%